Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Jul. 17, 2024
Entity Registrant Name	Innovator ETFs Trust
Entity Central Index Key	0001415726
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Jul. 17, 2024
Document Effective Date	Jul. 29, 2024
Prospectus Date	Aug. 01, 2024
Innovator International Developed Power Buffer ETF - August | Innovator International Developed Power Buffer ETF - August
Prospectus:
Trading Symbol	IAUG